Shareholder Report	12 Months Ended
	Jan. 31, 2026 USD ($) Holding	Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000008004
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 11 industry sectors detracted from relative performance. Information technology hurt results the most due to weak stock selection, while health care and financials also weighed heavily. Strong selection in communication services added value, but the sector’s modest weighting muted its impact on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Dividend Growth Spliced Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,644	$10,722	$10,765
2016	$11,065	$11,335	$11,417
2016	$10,615	$11,005	$11,215
2017	$11,206	$11,667	$12,172
2017	$11,861	$12,376	$12,764
2017	$12,328	$12,702	$13,258
2017	$12,553	$13,227	$13,901
2018	$13,856	$14,723	$15,235
2018	$13,241	$13,816	$14,431
2018	$14,018	$14,765	$15,436
2018	$13,805	$14,454	$14,813
2019	$14,082	$14,600	$14,881
2019	$15,546	$16,030	$16,247
2019	$16,307	$16,662	$16,502
2019	$16,476	$17,008	$16,797
2020	$17,368	$17,918	$17,913
2020	$15,604	$16,317	$16,055
2020	$16,937	$17,776	$18,284
2020	$17,126	$18,238	$18,475
2021	$18,589	$19,995	$21,593
2021	$21,238	$22,384	$24,245
2021	$22,348	$23,479	$25,402
2021	$23,082	$24,267	$26,617
2022	$23,359	$24,149	$25,587
2022	$22,873	$22,956	$23,429
2022	$22,743	$22,959	$23,425
2022	$22,405	$22,381	$22,107
2023	$23,181	$23,681	$23,433
2023	$23,571	$24,001	$23,728
2023	$24,080	$25,447	$26,381
2023	$22,582	$23,554	$23,963
2024	$25,294	$26,694	$27,919
2024	$25,463	$27,204	$29,048
2024	$26,973	$29,648	$31,949
2024	$27,450	$30,515	$33,068
2025	$27,873	$31,871	$35,256
2025	$26,716	$30,261	$32,317
2025	$27,793	$32,750	$36,974
2025	$28,723	$34,654	$39,980
2026	$29,708	$35,926	$40,665

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	6.58%	9.83%	11.50%
Dividend Growth Spliced Index	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 40,339,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 26,394,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$40,339
Number of Portfolio Holdings	55
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$26,394

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	3.6%
Consumer Discretionary	11.4%
Consumer Staples	8.2%
Financials	17.6%
Health Care	16.8%
Industrials	14.5%
Information Technology	23.3%
Materials	2.7%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008005
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Shares
Trading Symbol	VGENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s stock selection in multi-utilities contributed the most to relative performance. An overweight allocation to semiconductors and an underweight to independent power producers & energy traders also added to results. On the other hand, oil & gas exploration & production detracted the most.

  Regionally, Europe boosted relative performance, while North America and emerging markets detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$12,053	$11,847	$10,765
2016	$12,177	$11,807	$11,417
2016	$12,439	$12,114	$11,215
2017	$13,273	$12,854	$12,172
2017	$12,622	$12,403	$12,764
2017	$12,569	$12,485	$13,258
2017	$13,222	$13,276	$13,901
2018	$14,434	$14,619	$15,235
2018	$14,754	$14,631	$14,431
2018	$15,131	$15,214	$15,436
2018	$13,434	$13,830	$14,813
2019	$12,777	$13,448	$14,881
2019	$13,490	$13,944	$16,247
2019	$12,684	$13,381	$16,502
2019	$12,219	$12,963	$16,797
2020	$11,940	$12,509	$17,913
2020	$8,641	$8,923	$16,055
2020	$8,879	$8,902	$18,284
2020	$7,547	$7,525	$18,475
2021	$9,128	$8,976	$21,593
2021	$10,196	$9,914	$24,245
2021	$10,341	$10,024	$25,402
2021	$11,482	$10,971	$26,617
2022	$12,445	$11,676	$25,587
2022	$12,892	$12,132	$23,429
2022	$13,335	$12,314	$23,425
2022	$13,841	$12,507	$22,107
2023	$14,525	$13,063	$23,433
2023	$14,639	$13,001	$23,728
2023	$15,159	$13,209	$26,381
2023	$15,034	$12,669	$23,963
2024	$15,107	$13,078	$27,919
2024	$16,782	$14,216	$29,048
2024	$17,482	$14,664	$31,949
2024	$17,569	$14,566	$33,068
2025	$17,561	$14,294	$35,256
2025	$18,039	$14,402	$32,317
2025	$19,275	$15,537	$36,974
2025	$20,385	$16,265	$39,980
2026	$22,408	$17,804	$40,665

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	27.60%	19.67%	8.40%
Spliced Energy Index	24.55%	14.68%	5.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,631,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 11,886,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,631
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$11,886

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	3.2%
Europe	32.8%
North America	61.9%
South America	1.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008006
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Admiral™ Shares
Trading Symbol	VGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  The Fund’s stock selection in multi-utilities contributed the most to relative performance. An overweight allocation to semiconductors and an underweight to independent power producers & energy traders also added to results. On the other hand, oil & gas exploration & production detracted the most.

  Regionally, Europe boosted relative performance, while North America and emerging markets detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$50,000	$50,000	$50,000
2016	$60,277	$59,233	$53,827
2016	$60,903	$59,034	$57,084
2016	$62,235	$60,571	$56,073
2017	$66,417	$64,271	$60,862
2017	$63,168	$62,014	$63,818
2017	$62,920	$62,427	$66,290
2017	$66,199	$66,380	$69,507
2018	$72,286	$73,095	$76,175
2018	$73,907	$73,155	$72,156
2018	$75,808	$76,069	$77,182
2018	$67,322	$69,152	$74,067
2019	$64,047	$67,241	$74,404
2019	$67,631	$69,721	$81,235
2019	$63,600	$66,906	$82,511
2019	$61,288	$64,816	$83,987
2020	$59,883	$62,547	$89,564
2020	$43,352	$44,614	$80,274
2020	$44,549	$44,512	$91,422
2020	$37,875	$37,626	$92,375
2021	$45,825	$44,881	$107,965
2021	$51,195	$49,568	$121,223
2021	$51,929	$50,122	$127,008
2021	$57,682	$54,857	$133,086
2022	$62,519	$58,381	$127,935
2022	$64,778	$60,660	$117,147
2022	$67,030	$61,570	$117,125
2022	$69,580	$62,535	$110,536
2023	$73,039	$65,316	$117,165
2023	$73,612	$65,005	$118,641
2023	$76,242	$66,047	$131,906
2023	$75,629	$63,345	$119,815
2024	$76,024	$65,390	$139,596
2024	$84,468	$71,081	$145,242
2024	$88,022	$73,318	$159,745
2024	$88,468	$72,828	$165,337
2025	$88,438	$71,471	$176,278
2025	$90,858	$72,010	$161,587
2025	$97,114	$77,687	$184,871
2025	$102,717	$81,323	$199,899
2026	$112,936	$89,019	$203,323

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	27.70%	19.77%	8.49%
Spliced Energy Index	24.55%	14.68%	5.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,631,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 11,886,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,631
Number of Portfolio Holdings	43
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$11,886

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	3.2%
Europe	32.8%
North America	61.9%
South America	1.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008007
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Shares
Trading Symbol	VGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of the Fund’s 10 subsectors outperformed those of its benchmark. Health care equipment and biotechnology contributed the most to relative performance because of differences in allocation weights and stock selection. Stock selection in pharmaceuticals was also a top contributor.

  The largest detractors were stock selection in health care facilities and an overweight allocation to the poorly performing managed health care subsector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	MSCI All Country World Index Health Care Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,275	$10,448	$10,765
2016	$11,100	$11,160	$11,417
2016	$9,814	$9,964	$11,215
2017	$10,271	$10,327	$12,172
2017	$11,188	$11,153	$12,764
2017	$11,848	$11,711	$13,258
2017	$11,688	$11,855	$13,901
2018	$12,560	$12,832	$15,235
2018	$11,698	$12,117	$14,431
2018	$12,837	$13,029	$15,436
2018	$12,557	$12,736	$14,813
2019	$12,906	$12,983	$14,881
2019	$12,559	$13,010	$16,247
2019	$12,949	$13,354	$16,502
2019	$13,585	$14,009	$16,797
2020	$14,604	$14,931	$17,913
2020	$14,737	$14,982	$16,055
2020	$15,939	$16,136	$18,284
2020	$15,228	$15,443	$18,475
2021	$16,964	$17,580	$21,593
2021	$17,266	$18,172	$24,245
2021	$18,605	$19,678	$25,402
2021	$18,769	$19,855	$26,617
2022	$17,724	$18,891	$25,587
2022	$17,698	$18,733	$23,429
2022	$18,181	$18,824	$23,425
2022	$18,230	$18,345	$22,107
2023	$18,889	$19,104	$23,433
2023	$19,592	$19,517	$23,728
2023	$19,611	$19,566	$26,381
2023	$17,927	$18,023	$23,963
2024	$20,102	$20,334	$27,919
2024	$20,362	$20,449	$29,048
2024	$22,230	$22,078	$31,949
2024	$21,175	$21,562	$33,068
2025	$20,697	$21,322	$35,256
2025	$19,700	$20,718	$32,317
2025	$18,570	$19,800	$36,974
2025	$21,286	$21,574	$39,980
2026	$23,055	$23,308	$40,665

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	11.39%	6.33%	8.71%
MSCI All Country World Index Health Care Index	9.31%	5.80%	8.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 39,264,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 52,431,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$39,264
Number of Portfolio Holdings	101
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$52,431

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	6.0%
Europe	20.0%
North America	71.5%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008008
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Admiral™ Shares
Trading Symbol	VGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund outperformed its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of the Fund’s 10 subsectors outperformed those of its benchmark. Health care equipment and biotechnology contributed the most to relative performance because of differences in allocation weights and stock selection. Stock selection in pharmaceuticals was also a top contributor.

  The largest detractors were stock selection in health care facilities and an overweight allocation to the poorly performing managed health care subsector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI All Country World Index Health Care Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$50,000	$50,000	$50,000
2016	$51,383	$52,240	$53,827
2016	$55,513	$55,798	$57,084
2016	$49,088	$49,819	$56,073
2017	$51,382	$51,634	$60,862
2017	$55,976	$55,765	$63,818
2017	$59,287	$58,557	$66,290
2017	$58,489	$59,275	$69,507
2018	$62,864	$64,158	$76,175
2018	$58,557	$60,585	$72,156
2018	$64,270	$65,144	$77,182
2018	$62,876	$63,679	$74,067
2019	$64,628	$64,915	$74,404
2019	$62,894	$65,049	$81,235
2019	$64,856	$66,769	$82,511
2019	$68,054	$70,045	$83,987
2020	$73,169	$74,657	$89,564
2020	$73,846	$74,911	$80,274
2020	$79,875	$80,682	$91,422
2020	$76,324	$77,217	$92,375
2021	$85,030	$87,901	$107,965
2021	$86,560	$90,861	$121,223
2021	$93,278	$98,391	$127,008
2021	$94,112	$99,276	$133,086
2022	$88,883	$94,455	$127,935
2022	$88,772	$93,666	$117,147
2022	$91,200	$94,120	$117,125
2022	$91,459	$91,723	$110,536
2023	$94,775	$95,522	$117,165
2023	$98,318	$97,583	$118,641
2023	$98,427	$97,832	$131,906
2023	$89,980	$90,116	$119,815
2024	$100,920	$101,669	$139,596
2024	$102,235	$102,247	$145,242
2024	$111,623	$110,388	$159,745
2024	$106,339	$107,809	$165,337
2025	$103,955	$106,612	$176,278
2025	$98,961	$103,589	$161,587
2025	$93,297	$99,001	$184,871
2025	$106,965	$107,869	$199,899
2026	$115,867	$116,541	$203,323

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	11.46%	6.38%	8.77%
MSCI All Country World Index Health Care Index	9.31%	5.80%	8.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 39,264,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 52,431,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$39,264
Number of Portfolio Holdings	101
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$52,431

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Asia	6.0%
Europe	20.0%
North America	71.5%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000031350
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 10 industry sectors contributed positively to the benchmark’s return, reflecting broad-based strength. Information technology and financials contributed the most, while industrials, health care, energy, and consumer staples also added meaningful support. Consumer discretionary and communication services modestly detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,718	$10,722	$10,765
2016	$11,328	$11,335	$11,417
2016	$10,998	$11,005	$11,215
2017	$11,659	$11,667	$12,172
2017	$12,366	$12,376	$12,764
2017	$12,690	$12,702	$13,258
2017	$13,212	$13,227	$13,901
2018	$14,702	$14,723	$15,235
2018	$13,795	$13,816	$14,431
2018	$14,742	$14,765	$15,436
2018	$14,429	$14,454	$14,813
2019	$14,574	$14,600	$14,881
2019	$16,001	$16,030	$16,247
2019	$16,630	$16,662	$16,502
2019	$16,973	$17,008	$16,797
2020	$17,880	$17,918	$17,913
2020	$16,279	$16,317	$16,055
2020	$17,717	$17,776	$18,284
2020	$18,175	$18,238	$18,475
2021	$19,924	$19,995	$21,593
2021	$22,301	$22,384	$24,245
2021	$23,388	$23,479	$25,402
2021	$24,173	$24,267	$26,617
2022	$24,050	$24,149	$25,587
2022	$22,858	$22,956	$23,429
2022	$22,856	$22,959	$23,425
2022	$22,274	$22,381	$22,107
2023	$23,563	$23,681	$23,433
2023	$23,877	$24,001	$23,728
2023	$25,314	$25,447	$26,381
2023	$23,428	$23,554	$23,963
2024	$26,546	$26,694	$27,919
2024	$27,051	$27,204	$29,048
2024	$29,478	$29,648	$31,949
2024	$30,335	$30,515	$33,068
2025	$31,679	$31,871	$35,256
2025	$30,072	$30,261	$32,317
2025	$32,544	$32,750	$36,974
2025	$34,432	$34,654	$39,980
2026	$35,690	$35,926	$40,665

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.66%	12.37%	13.57%
ETF Shares Market Price	12.69%	12.38%	13.57%
Spliced S&P U.S. Dividend Growers Index TR	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 121,514,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,256,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$121,514
Number of Portfolio Holdings	347
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,256

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	0.5%
Consumer Discretionary	5.0%
Consumer Staples	10.0%
Energy	3.1%
Financials	21.1%
Health Care	16.3%
Industrials	11.6%
Information Technology	25.9%
Materials	3.2%
Utilities	2.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

During the reporting period, the expense ratio for the ETF Share class was reduced. Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was further reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced. Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was further reduced.
Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

Material Fund Change Adviser [Text Block]	Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135474
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.

  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.

  Eight of 10 industry sectors contributed positively to the benchmark’s return, reflecting broad-based strength. Information technology and financials contributed the most, while industrials, health care, energy, and consumer staples also added meaningful support. Consumer discretionary and communication services modestly detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,718	$10,722	$10,765
2016	$11,326	$11,335	$11,417
2016	$10,994	$11,005	$11,215
2017	$11,658	$11,667	$12,172
2017	$12,366	$12,376	$12,764
2017	$12,689	$12,702	$13,258
2017	$13,210	$13,227	$13,901
2018	$14,702	$14,723	$15,235
2018	$13,796	$13,816	$14,431
2018	$14,742	$14,765	$15,436
2018	$14,428	$14,454	$14,813
2019	$14,571	$14,600	$14,881
2019	$15,995	$16,030	$16,247
2019	$16,623	$16,662	$16,502
2019	$16,966	$17,008	$16,797
2020	$17,872	$17,918	$17,913
2020	$16,273	$16,317	$16,055
2020	$17,711	$17,776	$18,284
2020	$18,165	$18,238	$18,475
2021	$19,915	$19,995	$21,593
2021	$22,290	$22,384	$24,245
2021	$23,376	$23,479	$25,402
2021	$24,156	$24,267	$26,617
2022	$24,033	$24,149	$25,587
2022	$22,840	$22,956	$23,429
2022	$22,838	$22,959	$23,425
2022	$22,259	$22,381	$22,107
2023	$23,547	$23,681	$23,433
2023	$23,860	$24,001	$23,728
2023	$25,292	$25,447	$26,381
2023	$23,411	$23,554	$23,963
2024	$26,523	$26,694	$27,919
2024	$27,027	$27,204	$29,048
2024	$29,451	$29,648	$31,949
2024	$30,303	$30,515	$33,068
2025	$31,647	$31,871	$35,256
2025	$30,042	$30,261	$32,317
2025	$32,507	$32,750	$36,974
2025	$34,389	$34,654	$39,980
2026	$35,645	$35,926	$40,665

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	12.63%	12.35%	13.55%
Spliced S&P U.S. Dividend Growers Index TR	12.72%	12.43%	13.64%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	15.06%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 121,514,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,256,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of January 31, 2026)

Table Summary
Fund Net Assets (in millions)	$121,514
Number of Portfolio Holdings	347
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,256

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of January 31, 2026)

Table Summary
Communication Services	0.5%
Consumer Discretionary	5.0%
Consumer Staples	10.0%
Energy	3.1%
Financials	21.1%
Health Care	16.3%
Industrials	11.6%
Information Technology	25.9%
Materials	3.2%
Utilities	2.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

During the reporting period, the expense ratio for the Admiral Share class was reduced.

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

Material Fund Change Adviser [Text Block]	Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature